Financial Liabilities (Non-Current and Current) - Summary of Maturities of Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Current financial liabilities	€ 5,913	€ 4,756
Total	30,972	€ 32,864
Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	21,021
Loans and other financial liabilities	4,391
Finance lease liabilities	1,929
Total	27,341
Current financial liabilities	1,308
Total	28,649
2019 [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	2,446
Loans and other financial liabilities	1,293
Finance lease liabilities	190
Total	3,929
Current financial liabilities	1,308
Total	5,237
2020 [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	1,267
Loans and other financial liabilities	384
Finance lease liabilities	181
Total	1,832
Total	1,832
2021 [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	564
Loans and other financial liabilities	1,343
Finance lease liabilities	172
Total	2,079
Total	2,079
2022 [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	3,087
Loans and other financial liabilities	819
Finance lease liabilities	132
Total	4,038
Total	4,038
2023 [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	2,419
Loans and other financial liabilities	331
Finance lease liabilities	130
Total	2,880
Total	2,880
Beyond 5 years [member] | Debt Repayment [member]
Disclosure of financial liabilities [line items]
Bonds	11,238
Loans and other financial liabilities	221
Finance lease liabilities	1,124
Total	12,583
Total	€ 12,583